Acquisition of Subsidiaries: Schedule of Business Acquisition, IPS Power Engineering and Global Renewal Energy Group (Details) (IPS Power Engineering, USD $)	Jul. 15, 2013
IPS Power Engineering
Common stock issued for acquisition	15,500,000
Total Purchase Price	$ 44,035,500
Total Assets Acquired	44,038,852
Total Liabilities Assumed	$ 3,352